Average Annual Total Returns - Transamerica Morgan Stanley Global Allocation VP	Initial 1 Year	Initial 5 Years	Initial 10 Years	Initial Since Inception	Initial Inception Date	Service 1 Year	Service 5 Years	Service 10 Years	Service Inception Date	MSCI All Country World Index Net (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI All Country World Index Net (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI All Country World Index Net (reflects no deduction for fees, expenses or taxes) 10 Years	Transamerica Morgan Stanley Global Allocation VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year		Transamerica Morgan Stanley Global Allocation VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 5 Years		Transamerica Morgan Stanley Global Allocation VP Blended Benchmark (reflects no deduction for fees, expenses or taxes) 10 Years
Total	18.59%	9.15%		6.21%	May 01, 2011	18.34%	8.86%	6.40%	May 01, 2009	16.25%	12.26%	9.13%	15.16%	[1]	9.86%	[1]	7.70%	[1]

[1]	The Transamerica Morgan Stanley Global Allocation VP Blended Benchmark consists of the following: MSCI All Country World Index Net, 60% and Bloomberg Barclays Global Aggregate Index, 40%.